Commissions and Expenses - Summary of Commissions and Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commissions and expenses [line items]
Commissions	€ 2,445	€ 2,661	€ 2,929
Employee expenses	2,061	2,234	2,287
Administration expenses	1,477	1,424	1,273
Deferred expenses	(831)	(980)	(1,203)
Amortization of deferred expenses	928	543	880
Amortization of VOBA and future servicing rights	144	43	184
Total	6,224	5,925	€ 6,351
Aegon N.V [member]
Disclosure of commissions and expenses [line items]
Employee expenses	83	80
Administration expenses	79	78
Cost sharing to group companies	(80)	(76)
Total	€ 82	€ 82